29 Provisions for Legal Claims and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Provisions For Legal Claims And Contingent Liabilities [Abstract]
Schedule of changes in provisions for litigation
29.1	Change in provision for legal claims

		Income
		Provision		Construction			Transfers/	Balances as of
	Balances as of	for litigations		cost	Additions		Others	December 31,
	January 1, 2020	Additions	Reversals	Additions (Rev.)	to assets	Discharges	(a)	2020
Tax
Cofins	104,284	2,864	-	-	-	-	-	107,148
Others	71,506	47,949	(49,381)	-	-	(244)	(3,105)	66,725
	175,790	50,813	(49,381)	-	-	(244)	(3,105)	173,873
Labors	673,062	102,315	(4,297)	-	-	(145,228)	(29,604)	596,248
Employee benefits	86,297	11,439	(43,524)	-	-	(783)	(1,028)	52,401
Civil
Civil and administrative claims	336,962	94,500	(20,581)	-	-	(22,452)	(534)	387,895
Easements	127,010	286	(543)	(13,748)	667	(2,119)	-	111,553
Expropriations and property	118,757	4,634	(1,217)	6,673	5,202	(161)	-	133,888
Customers	4,956	299	(1,275)	-	-	(7)	-	3,973
Environmental	4,071	3,108	(5)	-	-	-	-	7,174
	591,756	102,827	(23,621)	(7,075)	5,869	(24,739)	(534)	644,483
Regulatory	79,808	10,955	(1,033)	-	-	(1,031)	-	88,699
	1,606,713	278,349	(121,856)	(7,075)	5,869	(172,025)	(34,271)	1,555,704
(a) Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 40).

		Income
	Balances as of	Provision for litigations		Construction cost	Additions		Transfers/	Balances as of
	January 1, 2019	Additions	Reversals	Additions/(Rev.)	to assets	Discharges	Others	December 31, 2019
Tax
Cofins	102,603	4,307	(2,626)	-	-	-	-	104,284
Others	54,494	4,841	(14,258)	-	-	(1,258)	27,687	71,506
	157,097	9,148	(16,884)	-	-	(1,258)	27,687	175,790
Labors	612,782	194,550	(23)	-	-	(134,247)	-	673,062
Employee benefits	85,199	27,426	(18,747)	-	-	(7,581)	-	86,297
Civil
Civil and administrative claims	492,934	101,438	(36,271)	-	-	(221,139)	-	336,962
Easements	118,147	711	(3,470)	12,456	1,012	(1,891)	45	127,010
Expropriations and property	116,401	2,844	(4,501)	(2,935)	7,109	(161)	-	118,757
Customers	5,209	390	(643)	-	-	-	-	4,956
Environmental	3,531	1,332	(566)	-	-	(226)	-	4,071
	736,222	106,715	(45,451)	9,521	8,121	(223,417)	45	591,756
Regulatory	73,473	7,926	(546)	-	-	(1,045)	-	79,808
	1,664,773	345,765	(81,651)	9,521	8,121	(367,548)	27,732	1,606,713

Schedule of details of provisions for legal claims and contingent liabilities

The table below shows the details of the provisions for registered litigation and, in addition, the amounts of contingent liabilities that are present obligations arising from past events for which no provisions are recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

		Provisions		Contingent liabilities
Extent	Description	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Tax
Cofins	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.	107,148	104,284	6,554	6,415
INSS	Tax requirements related to the social security contribution.	29,405	30,744	100,165	117,018
Federal taxes	Administrative requirements and questions from the Federal Revenue of Brazil.	-	-	84,027	105,800
ICMS	Copel Distribution received tax deficiency notice 6.587.156-4 from the State of Paraná for allegedly failing to pay ICMS (VAT) tax on the 'metered demand' highlighted in the electricity bills issued to a major consumer between May 2011 and December 2013.
The Company maintains its illegitimacy to appear in the taxable position of this tax assessment, since it was not included in the judicial proceeding, thus it cannot suffer the effects of the ruling rendered thereon, which would entail its illegitimacy to appear as liable taxpayer in tax deficiency notice issued.
	The Company filed a writ of mandamus at 07.16.2019, having obtained an injunction to suspend the enforceability of the tax credit.	-	-	97,404	87,657
IPTU	Tax Requirement on Urban Territorial Property on properties affected by the public electricity service.	-	-	98,459	87,006
ISS	City halls tax requirement as ISS on construction services provided by third parties.	-	-	73,094	65,443
Others	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment	37,320	40,762	116,920	159,207
		173,873	175,790	576,623	628,546
Labors	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).	596,248	673,062	345,080	419,917
Employee benefits	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.	52,401	86,297	9,210	21,338
Regulatory
Dispatch Aneel nº 288/2002	Legal actions against Aneel Dispatch No. 288/2002 involving the companies Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.	70,188	57,000	-	-
ESBR	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial
	Asset to be recovered through tariff rates.	-	-	942,640	1,034,593
Colíder Exclusion of Liability	Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment - ACR, CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM.	-	-	216,353	98,723
Others	Aneel's notifications about possible breaches of regulatory standards	18,511	22,808	-	8,104
		88,699	79,808	1,158,993	1,141,420

		Provisions		Contingent liabilities
Extent	Description	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Civil
Tobacco growers	Actions whose main cause is the lack of electricity causing loss of production.	50,330	48,977	41,258	34,792
Department of Roads and Roadworks	The Department of Roads and Roadworks (Departamento de Estradas e Rodagens - DER, in Portuguese) - issued a tax assessment notice to Copel Distribuição which, in turn, filed a lawsuit challenging DER's Charge for Use or Occupancy of Highway Domain Range, since the Company understands that this charge is unconstitutional because it has a confiscatory nature.	-	-	95,669	85,277
Arbitration	Discussion by arbitration under secrecy and confidentiality, in the discovery phase, with no decision having been handed down to date.	125,719	119,579	510,543	485,607
PIS / COFINS credit on ICMS	Referring to estimated contingent liability, as per Management’s judgment and the opinion of its legal counsel, regarding the adventitious filing of claims by consumers in connection with the recognized tax credit, as detailed in Note 13.2.1, referring to the period infringing the tax neutrality rule, between the 11th and the 16th years, of a total of 16 years considered in the action. On February 9, 2021, Aneel opened Public Consultation 005/2021 to obtain subsidies until March 29, 2020, in order to improve the proposal to return these tax credits to consumers. Aneel's technical areas prepared a technical note to the aforementioned Public Consultation, delimiting its scope for economic and financial analysis, but without discussing the legal aspects brought up in the scope of Grant 005/2020 and that permeate the theme. The Company and its legal advisors evaluated the documents made available at Public Consultation 005/2021 and are working on preparing their contributions in order to solidify their understanding and safeguard their rights.	-	-	1,755,112	-
Civil and administrative law	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.	133,560	139,893	282,794	300,061
Indemnification to third parties (civil)	Actions for indemnity for resulting from damages caused during the construction of power plants	82,146	28,513	38,127	26,104
Easements	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.	110,652	127,010	26,001	24,635
Expropriations and property	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.	86,207	80,079	138,341	120,760
Indemnification to third parties (expropriations)	Expropriation lawsuit for construction of electric substation and expropriation of property flooded of power plant.	44,775	38,678	45,196	36,807
Consumers	Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.	3,920	4,956	3,768	-
Environmental	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.	7,174	4,071	180,068	159,885
		644,483	591,756	3,116,877	1,273,928
		1,555,704	1,606,713	5,206,783	3,485,149